Catalyst/Perini Strategic Income Fund
Schedule of Investments June 30, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.4%	Par	Value
Bear Stearns Asset Backed Securities Trust
Series 2006-AC2, Class 22A1, 4.78% (1 mo. Term SOFR + 0.46%), 03/25/2036	$4,506,008	$542,974
Series 2006-AC2, Class 22A3, 4.78% (1 mo. Term SOFR + 0.46%), 03/25/2036	4,344,023	523,455
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-6, Class M, 17.86%, 05/25/2034 (a)	110,534	194,540
Credit Suisse Mortgage Capital Certificates, Series 2006-5, Class 3A3, 6.50%, 06/25/2036	6,183,567
CSAB Mortgage-Backed Trust 2006-1, Series 2006-1, 7.05%, 06/25/2036	31,027,900	946,351
GSAA Home Equity Trust 2006-14, 4.99%, 09/25/2036	7,488,000	348,192
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2B, 4.93% (1 mo. Term SOFR + 0.61%), 01/19/2038	982,678	1,645,986
Mastr Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X2, 0.90%, 12/25/2046 (b)	28,459,285	1,061,531
Merrill Lynch Mortgage Investors, Inc., Series 2005-A2, Class M1, 5.52%, 02/25/2035 (a)	2,420,360	1,954,441
Morgan Stanley Mortgage Loan Trust 2007-6XS
6.25%, 02/25/2047	2,825,000	152,550
6.66%, 02/25/2047	13,191,000	712,314
New Century Alternative Mortgage Loan Trust 2006-A, 4.51%, 10/25/2036	3,171,000	128,426
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A3, 4.91% (1 mo. Term SOFR + 0.59%), 02/25/2037	8,339,596	921,525
TBW Mortgage Backed Pass Through Certificates
Series 2007-2, Class A2B, 5.91%, 07/25/2037 (a)	1,963,000	90,298
Series 2007-2, Class A3B, 6.04%, 07/25/2037 (a)	1,525,000	70,150
Series 2007-2, Class A6B, 6.65%, 07/25/2037 (c)	3,295,120	151,576
TBW Mortgage-Backed Trust 2007-1, Series 2007-1, 6.89%, 03/25/2037	7,458,000	375,883
Washington Mutual Mortgage Pass-Through Certificat, Series Trust, 4.83% (TSFR1M + 51.45%), 02/25/2037	12,571,492	1,619,208
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,418,916)		12,424,442

ASSET-BACKED SECURITIES - 28.5%	Par	Value
American Home Mortgage Investment Trust 2007-A, 6.46%, 01/25/2037 (d)	7,461,756	1,622,932
Ameriquest Mortgage Securities, Inc. Asset-Backed Pa, Series 2005-R10, 6.61% (TSFR1M + 228.95%), 01/25/2036	1,661,155	2,566,484
CSMC Mortgage-Backed Trust 2007-1, Series 2007-1, 6.22%, 02/25/2037	10,415,000	645,730
CWABS Asset-Backed Certificates Trust 2006-9, Series 2006-9, 5.99%, 10/25/2046	187,094	253,512
Fremont Home Loan Trust, Series 2004-A, Class B1, 6.97% (1 mo. Term SOFR + 2.65%), 01/25/2034	630,987	465,353
Lehman XS Trust, Series 2007-2N, Class 3AX, 2.00%, 02/25/2037 (a)(b)	16,246,462	1,343,582
RASC Trust, Series 2007-KS3, Class M2S, 5.17% (1 mo. Term SOFR + 0.85%), 04/25/2037	506,552	1,130,877
Saxon Asset Securities Trust
Series 2004-3, Class ES, 0.30%, 12/26/2034 (b)(c)	21,205,078	241,738
Series 2005-1, Class ES, 0.30%, 05/25/2035 (b)(c)	21,424,667	254,954
Series 2005-2, Class ES, 0.30%, 10/25/2035 (b)(c)	25,744,464	306,359
Series 2005-3, Class ES, 0.30%, 11/25/2035 (b)(c)	37,345,783	459,353
Series 2006-1, Class ES, Zero Coupon, 03/25/2036 (b)(c)(e)	32,809,612	413,401
Series 2006-3, Class ES, Zero Coupon, 10/25/2046 (b)(c)(e)	92,789,007	1,243,373
TOTAL ASSET-BACKED SECURITIES (Cost $10,837,400)		10,947,648

MORTGAGE-BACKED SECURITIES - 25.6%	Par	Value
Banc of America Mortgage Securities, Inc., Series 2008-A, Class 1A7, 0.30%, 01/20/2038 (b)	20,844,992	254,309
Chase Mortgage Finance Corp., Series 2024-4, Class A3X, 0.50%, 03/25/2055 (a)(b)(d)	16,565,875	268,367
Countrywide Alternative Loan Trust
Series 2005-27, Class 1X1, 1.24%, 08/25/2035 (a)(b)	3,915,770	167,203
Series 2007-12T1, Class A17, 6.00%, 06/25/2037 (b)	605,636	216,939
Series 2007-22, Class 2A5, 6.50%, 09/25/2037 (b)	571,704	185,061
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 2X, 1.20%, 03/25/2036 (b)	3,625,832	143,220
JP Morgan Mortgage Trust
Series 2019-7, Class B1X, 1.25%, 02/25/2050 (a)(b)(d)	4,251,339	229,572
Series 2019-7, Class B2X, 1.00%, 02/25/2050 (a)(b)(d)	7,142,590	309,274
Series 2019-8, Class B1X, 1.25%, 03/25/2050 (a)(b)(d)	7,162,500	395,370
Series 2019-8, Class B2X, 1.00%, 03/25/2050 (a)(b)(d)	10,744,181	484,563
Series 2019-8, Class B3X, 0.75%, 03/25/2050 (a)(b)(d)	6,886,255	234,821
Mill City Mortgage Trust
Series 2018-2, Class XS, Zero Coupon, 05/25/2058 (b)(d)(e)	89,441,688	402,488
Series 2019-GS1, Class XS, 0.08%, 07/25/2059 (b)(d)	180,048,057	954,255
New Residential Mortgage Loan Trust, Series 2019-1A, Class X1, 0.10%, 09/25/2057 (b)(d)	28,183,700	138,100
RALI Trust
MORTGAGE-BACKED SECURITIES - 25.6% (continued)	Par	Value
Series 2006-QO5, Class XC, 1.38%, 05/25/2046 (a)(b)	$23,370,340	$1,565,813
Series 2006-QO7, Class X1, 0.90%, 09/25/2046 (b)	17,520,399	758,633
Series 2006-QO9, Class AXP, 0.25%, 12/25/2046 (b)(c)	33,440,367	354,468
Series 2006-QS12, Class AV, 0.46%, 09/25/2036 (a)(b)	27,287,228	510,271
Series 2007-QS3, Class AV, 0.36%, 02/25/2037 (a)(b)	18,689,396	267,258
Residential Asset Securitization Trust, Series 2007-A9, Class AX, 7.00%, 09/25/2037 (a)(b)	1,985,927	533,619
Rithm Capital Corp., Series 2020-1A, Class X2, 0.11%, 10/25/2059 (a)(b)(d)	31,260,550	121,916
Structured Asset Mortgage Investments, Inc., Series 2006-AR8, Class X, 0.40%, 10/25/2036 (b)	48,939,915	851,555
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR8, Class 3X2, 0.50%, 10/25/2046 (b)	6,627,497	132,550
TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,321,756)		9,828,573

CORPORATE BONDS – 8.8%	Par	Value
FV Houston Fuel, LLC, 14.00%, 12/01/2025	900,000	900,000
FV Truck Stops 2, LLC, 14.00%, 01/01/2026	500,000	500,000
FV Redlands, LLC, 14.00%, 01/01/2026	2,000,000	2,000,000
TOTAL CORPORATE BONDS (Cost $3,400,000)		3,400,000

SHORT-TERM INVESTMENTS – 3.3%	Shares	Value
Money Market Funds – 3.3%
First American Treasury Obligations Fund – Class X, 4.24% (f)	1,285,456	1,285,456
TOTAL SHORT-TERM INVESTMENTS (Cost $1,285,456)		1,285,456

TOTAL INVESTMENTS – 98.6% (Cost $37,263,528)		37,886,119
Other Assets in Excess of Liabilities – 1.4%		556,889
TOTAL NET ASSETS – 100.0%		$38,443,008
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(b)	Interest only security.
(c)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $5,161,658 or 13.4% of the Fund’s net assets.

(e)	Zero coupon bonds make no periodic interest payments.
(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Catalyst Strategic Income Opportunities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Collateralized Mortgage Obligations	–	12,424,442	–	12,424,442
Asset-Backed Securities	–	10,947,648	–	10,947,648
Mortgage-Backed Securities	–	9,828,573	–	9,828,573
Corporate Bonds	–	3,400,000	–	3,400,000
Money Market Funds	1,285,456	–	–	1,285,456
Total Investments	1,285,456	36,600,663	–	37,886,119

Refer to the Schedule of Investments for further disaggregation of investment categories.